Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets Measured and Carried at Fair value on Recurring Basis

Assets measured and carried at fair value on a recurring basis are summarized below:

	December 31, 2021
	Amortized	Gross Unrealized	Gross Unrealized	Fair Value of Current	Fair Value of Non-Current	Fair Value of Total
	Cost	Gains	Losses	Assets	Assets	Assets
Equity investments
Mutual funds	$933	$-	$-	$-	$-	$933

	December 31, 2020
	Amortized	Gross Unrealized	Gross Unrealized	Fair Value of Current	Fair Value of Non-Current	Fair Value of Total
	Cost	Gains	Losses	Assets	Assets	Assets
Equity investments
Mutual Funds	$920	$13	$-	$933	$-	$933